Business, Going Concern and Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Basis of Presentation & Going Concern (Textual)
Planned CXAU platform-overview, description			The Company has developed a Fintech product that uses advanced distributed ledger technology for improved security, speed, and reliability.		From March 2018 to January 2020 the Company was known as Hash Labs Inc., a name chosen because of the advanced distributed ledger technology we license which is called hashgraph. Effective January 9, 2020, we changed our name to Coro Global Inc. to align our company name with our primary product.
Net loss	$ (1,411,077)	$ (815,411)	$ (4,128,438)	$ (4,067,097)	$ (4,850,379)	$ (4,023,967)
Accumulated deficit	(43,254,249)		(43,254,249)		(39,125,811)	(34,275,432)
Depreciation expense	508	499	1,504	1,486	1,993	249
Advertising expense	$ 69,471	$ 194,852	$ 0	$ 0	$ 8,994	$ 0
Convertible shares not included in the computation of diluted loss per share	0	0	0	0	0	145,712,968
Operating accounts	$ 838,292		$ 838,292		$ 8,000
Stock issue of new shares					482,000
Mr. Goode [Member]
Basis of Presentation & Going Concern (Textual)
Stock issue of new shares					750,000
Maximum [Member]
Basis of Presentation & Going Concern (Textual)
Property and Equipment estimated useful lives			5 years		5 years
Minimum [Member]
Basis of Presentation & Going Concern (Textual)
Property and Equipment estimated useful lives			3 years		3 years